Significant Accounting Policies (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Reverse split			1:10 reverse stock split		1:10 reverse split
Weighted average number of common shares outstanding, basic	7,543,923	1,850,722	7,019,677	1,350,352	1,477,372	451,853
Weighted average number of common shares outstanding, diluted	7,543,923	1,850,722	7,019,677	1,350,352	1,477,372	451,853